Feb. 23, 2018

PIMCO Funds

Supplement dated February 23, 2018 to the
Asset Allocation Funds Prospectus, Bond Funds Prospectus, Credit Bond Funds
Prospectus, Equity-Related Strategy Funds Prospectus, International Bond Funds
Prospectus, Quantitative Strategies Prospectus, Real Return Strategy Funds Prospectus,
Short Duration Strategy Funds Prospectus and Tax-Efficient Strategy Funds Prospectus,
each dated July 28, 2017, each as supplemented from time to time (the "Prospectuses"), and to the Statement of Additional Information dated July 28, 2017, as supplemented from time to time (the "SAI")

Disclosure Related to Class P Shares

Effective April 27, 2018, the name of Class P for all series of PIMCO Funds and PIMCO Equity Series, an affiliated open-end investment company, that offer such class will be changed to I-2. Accordingly, effective April 27, 2018, all references to Class P in the Prospectuses and SAI will be updated to reflect the name change.